Shareholders' Deficit - Preference Shares (Details) - CIK0001853021 Metals Acquisition Corp - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0